Details of Significant Accounts - Share-based payment, schedule of movements of outstanding share incentive plan (Details) shares in Thousands									12 Months Ended
	May 01, 2025 shares	Dec. 23, 2024 shares	May 27, 2024 shares	Nov. 02, 2023 shares	Aug. 21, 2023 shares	May 23, 2023 shares	Jan. 03, 2023 shares	Jan. 21, 2022 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
No. of options
Options exercisable at December 31 (in shares) | shares									2,230	894
Share Incentive Plan
No. of options
Options outstanding at January 1 (in shares) | shares									3,877	4,073
Options granted (in shares) | shares	35	45	5	5	7	2,260	8	2,143	35	50
Options forfeited (in shares) | shares									(214)	(246)
Options outstanding at December 31 (in shares) | shares									3,698	3,877
Weighted-average exercise price per share
Options outstanding at January 1 (in USD per share) | $ / shares									$ 4.44	$ 4.47
Options granted (in USD per share) | $ / shares									1.84	2.21
Options forfeited (in USD per share) | $ / shares									4.50	4.48
Options outstanding at December 31 (in USD per share) | $ / shares									4.42	4.44
Options exercisable at June 30 (in USD per share) | $ / shares									$ 4.37	$ 3.95